Liquidity risk - Assets Pledged as Security (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Risk Management [Abstract]
Trade receivables	SFr 280.8	SFr 145.8
Inventory	211.7	285.2
Assets pledged	SFr 492.5	SFr 431.0